United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2027

Date of reporting period: April 30, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 85.2%
U.S. Treasury Obligations - 85.2%
U.S. Treasury Bills,
3.619%, Due 5/28/2026A B C	$8,500,000	$8,477,241
3.649%, Due 6/25/2026B C	7,500,000	7,458,423
3.682%, Due 7/9/2026A B C	2,000,000	1,986,185
3.643%, Due 8/6/2026A B C	2,000,000	1,980,642
3.660%, Due 8/13/2026A B C	10,500,000	10,391,236
3.706%, Due 9/3/2026A B C	1,000,000	987,548
3.681%, Due 9/17/2026A B C	9,150,000	9,023,027
3.674%, Due 9/24/2026B C	2,000,000	1,970,747

		42,275,049

Total Short-Term Investments (Cost $42,278,409)		42,275,049

TOTAL INVESTMENTS - 85.2% (Cost $42,278,409)		42,275,049
OTHER ASSETS, NET OF LIABILITIES - 14.8%		7,353,324

TOTAL NET ASSETS - 100.0%		$49,628,373

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.
B	Coupon represents a weighted average yield to maturity.
C	Zero coupon bond.

Long Futures Contracts Open on April 30, 2026:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	20	July 2026	$3,043,699	$2,990,250	$(53,449)
COMEX Gold 100 Troy Ounces FuturesA	8	June 2026	3,502,764	3,703,680	200,916
COMEX Silver FuturesA	4	July 2026	1,602,427	1,480,560	(121,867)
ICE Brent Crude Oil FuturesA	22	May 2026	1,999,829	2,428,800	428,971
NYMEX Light Sweet Crude Oil FuturesA	22	May 2026	1,989,576	2,311,540	321,964
NYMEX Light Sweet Crude Oil FuturesA	1	June 2026	99,062	99,140	78

			$12,237,357	$13,013,970	$776,613

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	8	June 2026	$4,274,293	$4,415,360	$141,067
CME E-Mini Russell 2000 Index Futures	30	June 2026	4,063,909	4,211,700	147,791
CME E-Mini Standard & Poor’s 500 Index Futures	23	June 2026	8,163,999	8,330,312	166,313
Eurex DAX Index Futures	2	June 2026	1,434,967	1,431,090	(3,877)
Eurex EURO STOXX 50 Futures	40	June 2026	2,727,125	2,741,646	14,521
ICE FTSE 100 Index Futures	32	June 2026	4,554,743	4,519,213	(35,530)
TSE TOPIX Futures	11	June 2026	2,597,506	2,630,641	33,135

			$27,816,542	$28,279,962	$463,420

Short Futures Contracts Open on April 30, 2026:
Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	134	June 2026	$(14,480,793)	$(14,450,016)	$30,777
CBOT 10 Year U.S. Treasury Notes Futures	94	June 2026	(10,400,331)	(10,395,812)	4,519
CBOT U.S. Long Bond Futures	18	June 2026	(2,034,387)	(2,031,187)	3,200
CBOT Ultra Long Term U.S. Treasury Bond Futures	33	June 2026	(3,827,338)	(3,796,031)	31,307
Eurex 5 Year Euro BOBL Futures	148	June 2026	(20,123,911)	(20,053,683)	70,228
Eurex 10 Year Euro BUND Futures	107	June 2026	(15,803,610)	(15,742,774)	60,836

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Short Futures Contracts Open on April 30, 2026 (continued):

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Long Gilt Futures	32	June 2026	$(3,810,796)	$(3,770,474)	$40,322

			$(70,481,166)	$(70,239,977)	$241,189

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on April 30, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	117,481	USD	116,280	5/26/2026	BNP	$1,201	$—	$1,201
EUR	117,481	USD	117,221	5/26/2026	BNP	260	—	260
USD	115,703	EUR	117,481	5/26/2026	BNP	—	(1,778)	(1,778)
USD	117,229	EUR	117,481	5/26/2026	BNP	—	(252)	(252)
USD	231,053	EUR	234,962	5/26/2026	BNP	—	(3,909)	(3,909)
USD	231,706	EUR	234,962	5/26/2026	BNP	—	(3,256)	(3,256)
USD	349,185	EUR	352,442	5/26/2026	BNP	—	(3,257)	(3,257)
EUR	469,923	USD	470,764	5/26/2026	BNP	—	(841)	(841)
EUR	469,923	USD	471,732	5/26/2026	BNP	—	(1,809)	(1,809)
USD	462,003	EUR	469,923	5/26/2026	BNP	—	(7,920)	(7,920)
USD	574,816	EUR	587,404	5/26/2026	BNP	—	(12,588)	(12,588)
USD	580,319	EUR	587,403	5/26/2026	BNP	—	(7,084)	(7,084)
EUR	704,884	USD	702,552	5/26/2026	BNP	2,332	—	2,332
EUR	704,884	USD	707,038	5/26/2026	BNP	—	(2,154)	(2,154)
EUR	822,365	USD	824,076	5/26/2026	BNP	—	(1,711)	(1,711)
EUR	822,365	USD	825,479	5/26/2026	BNP	—	(3,114)	(3,114)
EUR	1,057,326	USD	1,054,015	5/26/2026	BNP	3,311	—	3,311
EUR	1,174,807	USD	1,182,373	5/26/2026	BNP	—	(7,566)	(7,566)
EUR	1,762,210	USD	1,771,080	5/26/2026	BNP	—	(8,870)	(8,870)
USD	6,962,276	EUR	7,048,841	5/26/2026	BNP	—	(86,565)	(86,565)
USD	62,408	JPY	63,875	5/1/2026	HUB	—	(1,467)	(1,467)
USD	62,561	JPY	63,875	5/1/2026	HUB	—	(1,314)	(1,314)
USD	62,595	JPY	63,875	5/1/2026	HUB	—	(1,280)	(1,280)
USD	62,602	JPY	63,875	5/1/2026	HUB	—	(1,273)	(1,273)
USD	62,631	JPY	63,876	5/1/2026	HUB	—	(1,245)	(1,245)
USD	62,649	JPY	63,875	5/1/2026	HUB	—	(1,226)	(1,226)
USD	62,672	JPY	63,876	5/1/2026	HUB	—	(1,204)	(1,204)
AUD	71,995	USD	71,590	5/1/2026	HUB	405	—	405
AUD	71,995	USD	71,870	5/1/2026	HUB	125	—	125
CAD	73,619	USD	73,138	5/1/2026	HUB	481	—	481
CAD	73,619	USD	73,190	5/1/2026	HUB	429	—	429
CAD	73,619	USD	73,457	5/1/2026	HUB	162	—	162
CAD	73,619	USD	73,466	5/1/2026	HUB	153	—	153
CAD	73,619	USD	73,469	5/1/2026	HUB	150	—	150
CAD	73,619	USD	73,492	5/1/2026	HUB	127	—	127
CAD	73,619	USD	73,555	5/1/2026	HUB	64	—	64
USD	142,307	AUD	143,990	5/1/2026	HUB	—	(1,683)	(1,683)
JPY	447,127	USD	435,636	5/1/2026	HUB	11,491	—	11,491
AUD	71,995	USD	71,243	5/4/2026	HUB	752	—	752
USD	62,269	JPY	63,875	5/7/2026	HUB	—	(1,606)	(1,606)
USD	62,286	JPY	63,875	5/7/2026	HUB	—	(1,589)	(1,589)
USD	62,406	JPY	63,875	5/7/2026	HUB	—	(1,469)	(1,469)
USD	62,432	JPY	63,875	5/7/2026	HUB	—	(1,443)	(1,443)
GBP	68,036	USD	67,340	5/26/2026	HUB	696	—	696
USD	66,084	GBP	68,036	5/26/2026	HUB	—	(1,952)	(1,952)
USD	66,442	GBP	68,036	5/26/2026	HUB	—	(1,594)	(1,594)
USD	67,133	GBP	68,036	5/26/2026	HUB	—	(903)	(903)
USD	67,399	GBP	68,036	5/26/2026	HUB	—	(637)	(637)
GBP	136,072	USD	135,026	5/26/2026	HUB	1,046	—	1,046
USD	135,524	GBP	136,072	5/26/2026	HUB	—	(548)	(548)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	204,108	USD	202,438	5/26/2026	HUB	$1,670	$—	$1,670
AUD	143,934	USD	142,243	5/26/2026	HUB	1,691	—	1,691
GBP	272,144	USD	270,362	5/26/2026	HUB	1,782	—	1,782
GBP	272,144	USD	270,432	5/26/2026	HUB	1,712	—	1,712
USD	201,512	GBP	204,108	5/26/2026	HUB	—	(2,596)	(2,596)
GBP	340,180	USD	337,563	5/26/2026	HUB	2,617	—	2,617
USD	265,406	GBP	272,144	5/26/2026	HUB	—	(6,738)	(6,738)
USD	268,613	GBP	272,144	5/26/2026	HUB	—	(3,531)	(3,531)
USD	270,408	GBP	272,144	5/26/2026	HUB	—	(1,736)	(1,736)
USD	271,217	GBP	272,144	5/26/2026	HUB	—	(927)	(927)
GBP	408,216	USD	405,409	5/26/2026	HUB	2,807	—	2,807
USD	333,884	GBP	340,180	5/26/2026	HUB	—	(6,296)	(6,296)
AUD	287,867	USD	284,851	5/26/2026	HUB	3,016	—	3,016
GBP	544,288	USD	539,574	5/26/2026	HUB	4,714	—	4,714
USD	404,461	GBP	408,216	5/26/2026	HUB	—	(3,755)	(3,755)
GBP	612,324	USD	603,670	5/26/2026	HUB	8,654	—	8,654
USD	469,788	GBP	476,252	5/26/2026	HUB	—	(6,464)	(6,464)
USD	471,242	GBP	476,252	5/26/2026	HUB	—	(5,010)	(5,010)
AUD	359,834	USD	356,764	5/26/2026	HUB	3,070	—	3,070
AUD	359,834	USD	357,987	5/26/2026	HUB	1,847	—	1,847
AUD	359,834	USD	358,092	5/26/2026	HUB	1,742	—	1,742
AUD	359,834	USD	358,157	5/26/2026	HUB	1,677	—	1,677
GBP	680,360	USD	675,337	5/26/2026	HUB	5,023	—	5,023
USD	533,573	GBP	544,288	5/26/2026	HUB	—	(10,715)	(10,715)
USD	534,611	GBP	544,288	5/26/2026	HUB	—	(9,677)	(9,677)
AUD	401,552	USD	393,253	5/26/2026	HUB	8,299	—	8,299
AUD	431,801	USD	429,029	5/26/2026	HUB	2,772	—	2,772
GBP	844,832	USD	851,030	5/26/2026	HUB	—	(6,198)	(6,198)
GBP	884,468	USD	882,155	5/26/2026	HUB	2,313	—	2,313
USD	732,096	GBP	748,396	5/26/2026	HUB	—	(16,300)	(16,300)
USD	735,154	GBP	748,396	5/26/2026	HUB	—	(13,242)	(13,242)
GBP	1,009,446	USD	1,018,362	5/26/2026	HUB	—	(8,916)	(8,916)
AUD	575,734	USD	571,314	5/26/2026	HUB	4,420	—	4,420
AUD	575,734	USD	573,399	5/26/2026	HUB	2,335	—	2,335
GBP	1,126,445	USD	1,134,171	5/26/2026	HUB	—	(7,726)	(7,726)
GBP	1,156,612	USD	1,152,292	5/26/2026	HUB	4,320	—	4,320
USD	857,747	GBP	884,468	5/26/2026	HUB	—	(26,721)	(26,721)
USD	862,968	GBP	884,468	5/26/2026	HUB	—	(21,500)	(21,500)
USD	879,804	GBP	884,467	5/26/2026	HUB	—	(4,663)	(4,663)
USD	926,999	GBP	952,504	5/26/2026	HUB	—	(25,505)	(25,505)
USD	934,017	GBP	952,504	5/26/2026	HUB	—	(18,487)	(18,487)
USD	1,144,812	GBP	1,156,612	5/26/2026	HUB	—	(11,800)	(11,800)
USD	1,191,820	GBP	1,224,648	5/26/2026	HUB	—	(32,828)	(32,828)
AUD	863,601	USD	859,198	5/26/2026	HUB	4,403	—	4,403
AUD	863,601	USD	861,912	5/26/2026	HUB	1,689	—	1,689
USD	1,470,610	GBP	1,496,792	5/26/2026	HUB	—	(26,182)	(26,182)
USD	1,534,592	GBP	1,564,828	5/26/2026	HUB	—	(30,236)	(30,236)
GBP	2,259,521	USD	2,280,057	5/26/2026	HUB	—	(20,536)	(20,536)
GBP	3,765,866	USD	3,796,821	5/26/2026	HUB	—	(30,955)	(30,955)
GBP	4,192,875	USD	4,223,948	5/26/2026	HUB	—	(31,073)	(31,073)
AUD	9,745,764	USD	9,539,888	5/26/2026	HUB	205,876	—	205,876
NZD	59,135	USD	58,577	6/3/2026	HUB	558	—	558
NZD	59,135	USD	59,200	6/3/2026	HUB	—	(65)	(65)
NZD	118,270	USD	117,488	6/3/2026	HUB	782	—	782
NZD	118,270	USD	117,927	6/3/2026	HUB	343	—	343
NZD	177,406	USD	177,731	6/3/2026	HUB	—	(325)	(325)
CAD	221,162	USD	219,924	6/3/2026	HUB	1,238	—	1,238
NZD	236,541	USD	235,662	6/3/2026	HUB	879	—	879
NZD	236,541	USD	236,477	6/3/2026	HUB	64	—	64
NZD	295,676	USD	295,979	6/3/2026	HUB	—	(303)	(303)
CAD	368,604	USD	365,769	6/3/2026	HUB	2,835	—	2,835

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	519,708	NZD	521,760	6/3/2026	HUB	$—	$(2,052)	$(2,052)
USD	627,049	NZD	629,693	6/3/2026	HUB	—	(2,644)	(2,644)
CAD	516,045	USD	511,366	6/3/2026	HUB	4,679	—	4,679
CAD	958,369	USD	952,603	6/3/2026	HUB	5,766	—	5,766
USD	1,386,265	NZD	1,391,362	6/3/2026	HUB	—	(5,097)	(5,097)
CAD	1,253,252	USD	1,248,274	6/3/2026	HUB	4,978	—	4,978
USD	2,477,973	CAD	2,490,027	6/3/2026	HUB	—	(12,054)	(12,054)
USD	4,271,441	CAD	4,292,279	6/3/2026	HUB	—	(20,838)	(20,838)
USD	62,947	JPY	64,096	6/17/2026	HUB	—	(1,149)	(1,149)
USD	63,009	JPY	64,096	6/17/2026	HUB	—	(1,087)	(1,087)
USD	126,208	JPY	128,192	6/17/2026	HUB	—	(1,984)	(1,984)
USD	126,470	JPY	128,192	6/17/2026	HUB	—	(1,722)	(1,722)
USD	189,061	JPY	192,288	6/17/2026	HUB	—	(3,227)	(3,227)
USD	254,320	JPY	256,384	6/17/2026	HUB	—	(2,064)	(2,064)
USD	437,398	JPY	448,672	6/17/2026	HUB	—	(11,274)	(11,274)
USD	923,965	JPY	939,610	6/17/2026	HUB	—	(15,645)	(15,645)
USD	1,911,189	JPY	1,943,688	6/17/2026	HUB	—	(32,499)	(32,499)
USD	9,202,091	JPY	9,359,034	6/17/2026	HUB	—	(156,943)	(156,943)
CHF	128,455	USD	128,375	6/8/2026	NWM	80	—	80
CHF	128,455	USD	128,734	6/8/2026	NWM	—	(279)	(279)
CHF	128,455	USD	128,827	6/8/2026	NWM	—	(372)	(372)
USD	126,044	CHF	128,455	6/8/2026	NWM	—	(2,411)	(2,411)
USD	1,008,347	CHF	1,027,637	6/8/2026	NWM	—	(19,290)	(19,290)

						$323,836	$(858,744)	$(534,908)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
Index Abbreviations:
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.
Exchange Abbreviations:
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European Derivatives Exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
TSE	Tokyo Stock Exchange.

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BUND	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
Gilt	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

AHL Trend ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$42,275,049	$—	$42,275,049

Total Investments in Securities - Assets	$—	$42,275,049	$—	$42,275,049

Financial Derivative Instruments - Assets
Futures Contracts	$1,695,945	$—	$—	$1,695,945
Forward Foreign Currency Contracts	—	323,836	—	323,836

Total Financial Derivative Instruments - Assets	$1,695,945	$323,836	$—	$2,019,781

Financial Derivative Instruments - Liabilities
Futures Contracts	$(214,723)	$—	$—	$(214,723)
Forward Foreign Currency Contracts	—	(858,744)	—	(858,744)

Total Financial Derivative Instruments - Liabilities	$(214,723)	$(858,744)	$—	$(1,073,467)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value
Argentina - 3.6% (Cost $25,013,244)
Foreign Common Stocks - 3.6%
Vista Energy SAB de CV, ADRA	398,266	$29,599,129

Australia - 3.4% (Cost $22,158,441)
Foreign Common Stocks - 3.4%
Anglogold Ashanti PLC	294,096	27,565,618

Brazil - 1.0% (Cost $8,147,913)
Foreign Common Stocks - 1.0%
Petroleo Brasileiro SA - Petrobras, ADR	381,755	8,410,063

Canada - 23.9%
Foreign Common Stocks - 23.9%
Agnico Eagle Mines Ltd.	37,204	7,002,165
Almonty Industries, Inc.A	426,071	9,237,219
Capstone Copper Corp.A	701,886	5,849,265
Equinox Gold Corp.	1,972,797	27,565,567
Hudbay Minerals, Inc.	1,214,211	28,085,920
Kinross Gold Corp.	874,812	26,454,315
Methanex Corp.	479,350	31,416,599
Neo Performance Materials, Inc.	234,713	4,371,656
NexGen Energy Ltd.A	707,463	8,892,810
Pan American Silver Corp.	272,206	14,233,652
Teck Resources Ltd., Class B	521,477	30,469,901

Total Foreign Common Stocks		193,579,069

Total Canada (Cost $151,468,448)		193,579,069

China - 2.0%
Foreign Common Stocks - 2.0%
Contemporary Amperex Technology Co. Ltd., Class H	170,700	13,250,635
GCL Technology Holdings Ltd.A	24,530,000	2,818,640

Total Foreign Common Stocks		16,069,275

Total China (Cost $16,843,753)		16,069,275

Denmark - 1.1% (Cost $8,781,952)
Foreign Common Stocks - 1.1%
Novonesis Novozymes B, Class B	145,057	8,905,520

Finland - 1.1% (Cost $8,030,780)
Foreign Common Stocks - 1.1%
Neste OYJ	252,705	8,710,764

Germany - 4.0%
Foreign Common Stocks - 4.0%
BASF SE	200,036	12,851,430
Siemens Energy AG	92,313	19,564,601

Total Foreign Common Stocks		32,416,031

Total Germany (Cost $22,437,448)		32,416,031

Luxembourg - 3.5% (Cost $23,515,779)
Foreign Common Stocks - 3.5%
ArcelorMittal SA	493,036	28,206,590

Norway - 4.2%
Foreign Common Stocks - 4.2%
Norsk Hydro ASA	1,148,577	12,676,287

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value
Norway - 4.2% (continued)
Foreign Common Stocks - 4.2% (continued)
Seadrill Ltd.A	429,493	$21,341,507

Total Foreign Common Stocks		34,017,794

Total Norway (Cost $25,859,368)		34,017,794

Republic of Korea - 1.8%
Foreign Common Stocks - 1.8%
Doosan Enerbility Co. Ltd.A	83,959	7,194,707
LG Energy Solution Ltd.A	22,778	7,072,053

Total Foreign Common Stocks		14,266,760

Total Republic of Korea (Cost $12,249,536)		14,266,760

United States - 48.5%
Common Stocks - 48.5%
Alcoa Corp.	353,393	22,542,939
Andersons, Inc.	151,023	11,861,346
Antero Resources Corp.A	646,680	25,388,657
Archer-Daniels-Midland Co.	91,073	6,788,581
Bloom Energy Corp., Class AA	97,316	27,575,462
Bunge Global SA	203,185	25,818,718
Coeur Mining, Inc.A	747,156	13,426,393
Darling Ingredients, Inc.A	435,389	27,965,035
Diamondback Energy, Inc.	90,482	18,605,814
Dow, Inc.	393,580	15,936,054
EQT Corp.	344,431	20,693,415
Hecla Mining Co.	718,176	12,941,532
Nextpower, Inc., Class AA	194,858	23,213,434
Nucor Corp.	58,680	13,220,017
Permian Resources Corp., Class A	945,094	20,432,932
Range Resources Corp.	686,613	29,867,666
Smurfit Westrock PLC	658,992	25,298,703
Steel Dynamics, Inc.	69,119	15,804,751
Targa Resources Corp.	49,056	12,758,484
U.S. Antimony Corp.A	568,320	6,825,523
Westlake Corp.	132,778	15,306,648

Total Common Stocks		392,272,104

Total United States (Cost $307,452,933)		392,272,104

Zambia - 1.8% (Cost $12,414,572)
Foreign Common Stocks - 1.8%
First Quantum Minerals Ltd.A	582,390	14,260,162

TOTAL INVESTMENTS - 99.9% (Cost $644,374,167)		808,278,879
OTHER ASSETS, NET OF LIABILITIES - 0.1%		561,565

TOTAL NET ASSETS - 100.0%		$808,840,444

Percentages are stated as a percent of net assets.

A	Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2026 (Unaudited)

GLG Natural Resources ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$392,272,104	$—	$—	$392,272,104
Foreign Common Stocks
Argentina	29,599,129	—	—	29,599,129
Australia	27,565,618	—	—	27,565,618
Brazil	8,410,063	—	—	8,410,063
Canada	193,579,069	—	—	193,579,069
China	16,069,275	—	—	16,069,275
Denmark	8,905,520	—	—	8,905,520
Finland	8,710,764	—	—	8,710,764
Germany	32,416,031	—	—	32,416,031
Luxembourg	28,206,590	—	—	28,206,590
Norway	34,017,794	—	—	34,017,794
Republic of Korea	14,266,760	—	—	14,266,760
Zambia	14,260,162	—	—	14,260,162

Total Investments in Securities - Assets	$808,278,879	$—	$—	$808,278,879

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Iconic Inflation Protection ETFSM

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 97.0%
U.S. Treasury Inflation-Indexed Notes,
0.125%, Due 7/15/2026A	$1,312,383	$1,329,691
0.125%, Due 10/15/2026A	1,315,270	1,329,281
0.375%, Due 1/15/2027A	1,217,205	1,221,695
0.125%, Due 4/15/2027A	1,394,207	1,389,758
0.375%, Due 7/15/2027A B	1,399,803	1,401,564
1.625%, Due 10/15/2027A	1,290,487	1,312,008
0.500%, Due 1/15/2028A	1,059,680	1,054,334
1.250%, Due 4/15/2028A	1,307,160	1,315,444

		10,353,775

Total U.S. Treasury Obligations (Cost $10,262,429)		10,353,775

	Shares
SHORT-TERM INVESTMENTS - 0.8% (Cost $87,317)
Investment Companies - 0.8%
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	87,317	87,317

TOTAL INVESTMENTS - 97.8% (Cost $10,349,746)		10,441,092
SWAPTIONS CONTRACTS - 0.2% (Premiums paid $254,400)		19,156
OTHER ASSETS, NET OF LIABILITIES - 2.0%		210,541

TOTAL NET ASSETS - 100.0%		$10,670,789

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.
B	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $1,401,564 or 13.1% of net assets.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

Swaptions Contracts Outstanding on April 30, 2026:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - 2-Year Interest Rate Swap	BOA	1 day USD SOFR	Receive	5.22	1/13/2027	12,000	$146,400	$10,946	$(135,454)
Put - 2-Year Interest Rate Swap	JPM	1 day USD SOFR	Receive	5.22	1/13/2027	9,000	108,000	8,210	(99,790)

							$254,400	$19,156	$(235,244)

Centrally Cleared Swap Agreements Outstanding on April 30, 2026:

Inflation Swap

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	U.S. CPI Urban Consumers NSA	2.42	1/16/2031	USD	10,500	$—	$147,329	$147,329

						$—	$147,329	$147,329

Glossary: Counterparty Abbreviations:
BOA	Bank of America
JPM	JPMorgan Chase Bank, N.A.

See accompanying notes

American Beacon Ionic Inflation Protection ETFSM

Schedule of Investments

April 30, 2026 (Unaudited)

Currency Abbreviations:

USD	United States Dollar

Other Abbreviations:

IRS	Interest Rate Swap
SOFR	Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

Ionic Inflation Protection ETF Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	$—	$10,353,775	$—	$10,353,775
Short-Term Investments	87,317	—	—	87,317

Total Investments in Securities - Assets	$87,317	$10,353,775	$—	$10,441,092

Financial Derivative Instruments - Assets
Swaptions Contracts	$—	$19,156	$—	$19,156
Swap Contract Agreements	—	147,329	—	147,329

Total Financial Derivative Instruments - Assets	$—	$166,485	$—	$166,485

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

Each Fund’s net asset value (“NAV”) per share is computed by adding total assets, subtracting all each Fund’s liabilities, and dividing the result by the total number of shares outstanding, which may differ from a Fund’s market price. Investors that purchase and sell a Fund in the secondary market will transact at market prices, which may be lower or higher than the NAV per share.

The NAV of each Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of

U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2026 (Unaudited)

do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.